Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Cash flows from operating activities:
Net profit	$ 12,169	$ 8,188		$ 13,444
Adjustments required to reconcile net profit to net cash provided by operating activities:
Depreciation and amortization	8,296	7,662		6,096
Goodwill impairment		20		483
Deferred tax assets	100	761		(1,221)
Deferred tax liabilities	(509)	(888)
Stock based compensation	7,363	8,482		7,268
Loss from disposal of long term assets	397	739		714
Decrease (increase) in accounts receivable - trade	(4,544)	560		(3,069)
Decrease (increase) in other accounts receivable	(968)	(488)		863
Decrease (increase) in prepaid expenses	212	(23)		595
Decrease (increase) in advances to suppliers	(766)	93		3,006
Decrease (increase) in inventories	(3,145)	2,331		(4,386)
Increase in accounts payable	1,433	3,389		1,819
Increase (decrease) in deferred revenue	(267)	554		(1,289)
Other	158	304		(144)
Net cash provided by operating activities	19,929	31,684		24,179
Cash flows from investing activities:
Purchase of fixed assets and intangible assets	(10,551)	(5,056)		(4,794)
Deposits, net	(39)	(6)		34
Acquisition of Sierra, net of cash acquired		(34,709)	[1]
Change in short term deposit, net	(20,176)	(26,830)		4,341
Proceeds from sale and maturity of marketable securities	11,141	25,167		39,002
Purchase of marketable securities	(16,910)	(5,953)		(32,668)
Net cash provided by (used in) investing activities	(36,535)	(47,387)		5,915
Cash flows from financing activities:
Principal payments on capital lease obligation	(168)	(143)		(131)
Proceeds from the issuance of Ordinary Shares	6,585	4,219		954
Dividend distribution				(15,799)
Purchase of shares from a non-controlling shareholder in a subsidiary		(403)		(382)
Net cash provided by (used in) financing activities	6,417	3,673		(15,358)
Effect of exchange rate changes on cash and cash equivalents	(145)	191		25
Increase (decrease) in cash and cash equivalents	(10,334)	(11,839)		14,761
Cash and cash equivalents at beginning of year	34,619	46,458		31,697
Cash and cash equivalents at end of year	24,285	34,619		46,458
Supplementary cash flow information:
Income taxes paid	$ 2,179	$ 234		$ 877

[1]	Acquisition of Sierra, net of cash acquired: Year ended December 31, 2010 Working capital (excluding cash and cash equivalents) $ (3,165) Deposits (65) Fixed assets, net (533) Intangible assets (including Goodwill) (37,714) Deferred tax liabilities 6,759 Other long-term liabilities 9 $ (34,709)